Intangibles Assets, Net - Schedule of Intangible Assets (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cost [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		S/ 71,207	S/ 56,067
Additions		15,357	15,667
Sales and/or retirement		(158)
Disposals			(593)
Transfers and reclassifications		805	66
Balance at ending of period		87,211	71,207
Cost [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		24,543	24,543
Additions
Sales and/or retirement
Disposals
Transfers and reclassifications
Balance at ending of period		24,543	24,543
Cost [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		1,975	1,975
Additions
Sales and/or retirement
Disposals
Transfers and reclassifications
Balance at ending of period		1,975	1,975
Cost [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	52,846	52,323
Additions	[1]	1,412	523
Sales and/or retirement	[1]	(887)
Disposals	[1]
Transfers and reclassifications	[1]	(571)
Balance at ending of period	[1]	52,800	52,846
Cost [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		150,571	134,908
Additions		16,769	16,190
Sales and/or retirement		(1,045)
Disposals			(593)
Transfers and reclassifications		234	66
Balance at ending of period		166,529	150,571
Accumulated amortization [member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		30,243	23,858
Additions		12,620	6,939
Transfers and reclassifications			(554)
Balance at ending of period		42,863	30,243
Accumulated amortization [member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		13,073	10,619
Additions		2,454	2,454
Transfers and reclassifications
Balance at ending of period		15,527	13,073
Accumulated amortization [member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		71	71
Additions
Transfers and reclassifications
Balance at ending of period		71	71
Accumulated amortization [member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	9,887	9,574
Additions	[1]	340	313
Transfers and reclassifications	[1]	(132)
Balance at ending of period	[1]	10,095	9,887
Accumulated amortization [member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		53,274	44,122
Additions		15,414	9,706
Transfers and reclassifications		(132)	(554)
Balance at ending of period		68,556	53,274
Impairment [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	456	456
Additions	[1]
Balance at ending of period	[1]	456	456
Impairment [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]
Additions	[1]
Balance at ending of period	[1]
Impairment [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]
Additions	[1]
Balance at ending of period	[1]
Impairment [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	33,921	33,469
Additions	[1]		452
Balance at ending of period	[1]	33,921	33,921
Impairment [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	34,377	33,925
Additions	[1]		452
Balance at ending of period	[1]	34,377	34,377
Net Carrying Value [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	43,892	40,508
Net Carrying Value [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	9,016	11,470
Net Carrying Value [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	1,904	1,904
Net Carrying Value [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	8,784	9,038
Net Carrying Value [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	S/ 63,596	S/ 62,920

[1]	As of December 31, 2024 and 2023, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.